Fair Value Measurements	12 Months Ended
Dec. 31, 2018
Fair Value Measurements
Fair Value Measurements

20. Fair Value Measurements

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy (in thousands):

	Fair Value Measurements at Reporting Date Using
		Quote Prices in	Significant	Significant
	Carrying	Active Market for	Other	Unobservable
	Value	Identical Assets	Observable Inputs	Inputs
	on Balance Sheets	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
As of December 31, 2017:
Assets:
Term deposits and short term investments	737,657	12,807	724,850	—
Restricted cash	336,700	336,700	—	—
Available-for-sale debt investments	1,196,330	—	—	1,196,330
As of December 31, 2018:
Assets:
Term deposits and short term investments	912,594	93,398	819,196	—
Restricted cash	269,648	269,648	—	—
Available-for-sale debt investments	1,961,474	—	—	1,961,474
Equity investments without readily determinable fair values	13,236	—	—	13,236
Financial assets – contingent returnable consideration	18,211	—	—	18,211

The following table sets forth the reconciliation of the fair value measurements of available-for-sale debt investments using significant unobservable inputs (level 3) from January 1, 2016 to December 31, 2018 (in thousands):

Fair Value Measurements of
Available-for-sale Debt Investments
RMB
Beginning balance as of January 1, 2016	513,994
Additional investments obtained from conversion of convertible loans	143,820
Change in fair value	247,336
Currency translation adjustment	34,282
Ending balance as of December 31, 2016	939,432
Change in fair value	321,538
Currency translation adjustment	(64,640)
Ending balance as of December 31, 2017	1,196,330
Change in fair value	698,592
Currency translation adjustment	64,552
Additional investments	2,000
Ending balance as of December 31, 2018	1,961,474

Term deposits. The fair values of term deposits placed with banks with original maturity of more than three months and up to one year are determined based on the pervasive interest rates in market as stated in the contracts with the banks. The Group classifies the valuation techniques that use the interest rates input as Level 1 of fair value measurement.

Short term investments. Short term investments represent interest-bearing deposit placed with financial institutions which are restricted to withdrawal and use. The investments are issued by commercial bank in the PRC with a variable interest rate indexed to performance of underlying assets. To estimate fair value, the Group refers to the quoted rate of return provided by banks at the end of each period using the discounted cash flow method. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurements.

Restricted cash. The Group’s restricted cash represents guarantee of banking facility which is restricted to withdrawal or usage. The fair values of restricted cash are determined based on the pervasive interest rate in the market. The Group classifies the valuation techniques that use the pervasive interest rates input as Level 1 of fair value measurement.

Available-for-sale debt investments. Available-for-sale debt investments mainly represent the investments of convertible redeemable preferred shares in Particle. In accordance with ASC 820, the Group measures available-for-sale debt investments at fair value on a recurring basis. The fair values of the investments in Particle were determined based on the discounted cash flow model for the years ended December 31, 2016 and 2017. As the Company entered into a binding letter of intent (the “LOI”) to sell part of its investments in Particle in February 2019, for the year ended December 31, 2018, the fair values of the investments in Particle were based on the scenario analysis, the weighted average valuation results derived from both the discounted cash flow model and the market approach, and the probability of each scenario. The Group classifies the valuation techniques that use unobservable inputs as Level 3 of fair value measurements.

The key inputs used in valuation of available-for-sale debt investments as of December 31, 2016, 2017 and 2018 were as follow:

	As of December 31,
	2016	2017	2018
			Under the Status Quo	Under the Trade Sale
			Scenario*	Scenario**
Discount rate	23.0%	23.0%	22.5%	17.0%
Lack of marketability discount (“DLOM”)	25.0%	25.0%	20.0%	15.0%
Volatility	47.0%	45.3%	44.5%	44.8%
Revenue growth rate	10%-349.0%	5.0%-93.8%	3.7%-75.8%	3.7%-75.8%
Terminal growth rate	3.0%	3.0%	3.0%	3.0%
Control premium	N/A	N/A	N/A	30.0%
Probability of each scenario	N/A	N/A	60.0%	40.0%

*   Under the status quo scenario, the Company would not close the transaction contemplated under the LOI, and would keep holding the investments of convertible redeemable preferred shares in Particle and maintain the status quo.

**Under the trade sale scenario, the Company would close the transaction contemplated under the LOI, and the Company would go through trade sales on the investments of convertible redeemable preferred shares in Particle.

Equity investments without readily determinable fair values.  The Group adopted ASU 2016-1 Recognition and Measurement of Financial Assets and Financial Liabilities, beginning from January 1, 2018, and the cumulative effect of initially applying the guidance to the financial statements of prior periods at January 1, 2018 was not material. For investments in equity securities lacking of readily determinable fair values, the Group has elected to use the measurement alternative defined as cost, less impairments, adjusted by observable price changes in orderly transactions for the identical or a similar investment of the same issuer. The Group uses a combination of valuation methodologies, including market and income approaches based on the Group’s best estimate to determine the fair value of these investments. Information considered by the Group includes but is not limited to the pricing of the recent rounds of financing, future cash flow forecasts and liquidity factors. Inputs used in these methodologies primarily include future cash flows, discount rate, and the selection of comparable companies operating in similar businesses. The fair values of these investments were categorized as Level 3 of fair value measurements.

Financial assets — contingent returnable consideration. The financial assets represented the fair value of the Group’s right to receive the contingent returnable consideration, subject to certain price adjustment mechanisms based on Yitian Xindong’s operating and financial performance in 2019 and 2020. The Group assesses the probability of whether Yitian Xindong’s operating and financial performance targets in 2019 and 2020 could be achieved at each reporting period, and adjusts the fair value of the financial assets accordingly based on its probability assessment. Inputs used in the probability assessment include future cash flows, discount rate, and the selection of probabilities. The fair values of these investments were categorized as Level 3 of fair value measurements.

The following are other financial instruments not measured at fair value in the balance sheets but for which the fair value is estimated for disclosure purposes.

Short-term receivables and payables. Accounts receivable, prepayment and other current assets, and amounts due from related parties are financial assets with carrying values that approximate fair value due to their short term nature. Accounts payable, amounts due to related parties, salary and welfare payable, and accrued expenses and other current liabilities are financial liabilities with carrying values that approximate fair value due to their short term nature.

Convertible loans due from a related party. Convertible loans due from a related party represent short-term loans advanced to a related party of which the Group may at its option convert all or a portion into preferred shares. The carrying value of the convertible loans due from a related party approximate their fair value determined based on the discounted cash flow model. The Group classifies the valuation techniques that use unobservable inputs as Level 3 of fair value measurements.

Other non-current assets. Other non-current assets are financial assets with carrying values that approximate fair value due to the change in fair value after considering the discount rate, being immaterial. The Group estimates fair values of other non-current assets using the discounted cash flow method. The Group classifies the valuation technique as Level 3 of fair value measurement, as it uses estimated cash flow input which is unobservable in the market.

Short-term bank loans. The carrying value of the short-term bank loans approximates its fair value due to its short term nature. The rate of interest under the loan agreement with the lending bank was determined based on the prevailing interest rates in the market. The Group estimates the fair value of the short-term bank loans using the discounted cash flow methodology. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurements.